Shareholders' Equity	12 Months Ended
Oct. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 12 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated on February 28, 2022 to serve as a holding company. The Company’s authorized share capital is 500,000,000 Ordinary Shares of a par value of $0.0001 each. In connection with the SPAC Transaction on December 16, 2022, the Company issued 50 million Ordinary Shares in exchange for all outstanding Ordinary Shares of Caravelle Group and issued 2,719,579 Ordinary Shares to the SPAC shareholders. In connection with the SPAC Transaction, the Company also issued 55,000 Ordinary Shares to settle Pacifico’s promissory note of $500,000. As a result, the Company had 52,774,579 Ordinary Shares issued and outstanding immediately after the SPAC Transaction.

As of October 31, 2024 and 2023, the Company had 117,885,481 and 52,774,579 Ordinary Shares issued and outstanding.

Ordinary Shares issued for settlement of convertible notes

In connection with the 2023 Note issuance, the Company issued 15,000 Ordinary Shares to the noteholder as equity interest on December 27, 2023. The fair value of the conversion note was assessed at $8,468 based on the Company’s stock price upon issuance.

In connection with the January 2024 Notes issuance, the Company issued 300,000 Ordinary Shares to the noteholders on August 14, 2024. The fair value of the conversion notes was assessed at $140,985 based on the Company’s stock price at the date of the agreement.

Ordinary Shares issued for conversion of convertible notes

In connection with the September 2024 Note issuance, the Company issued 35,480,000 Ordinary Shares to the noteholder as equity interest on September 23, 2024. The fair value of the conversion note was assessed at $10,719,806 based on the Company’s stock price upon conversion.

In connection with the October 2024 Notes issuance, the Company issued 17,520,000 Ordinary Shares to the noteholder as equity interest on October 21, 2024. The fair value of the conversion note was assessed at $16,512,550 based on the Company’s stock price upon conversion.

Shares issued for consulting services

On March 10, 2024, the Company entered into a consulting agreement with a third party for capital market financing and business development for a period of two years. Pursuant to the agreement, the Company shall issue 1,500,000 ordinary shares to the third party. The fair value of the 1,500,000 ordinary shares was $800,100, estimated based on the Company’s share price at grant.

On April 24, 2024, the Company entered into a consulting agreement with a third party on branding and marketing for a period of one year. Pursuant to the agreement, the Company shall issue 1,500,000 ordinary Shares to the third party. The fair value of the 1,500,000 ordinary shares was $1,537,500, estimated based on the Company’s share price at the date of grant.

On August 30, 2024, the Company issued 295,902 Ordinary Shares to a third party consultant as a settlement fee to terminate her consulting service. The fair value of the 295,902 ordinary shares was $118,361, estimated based on the Company’s share price at the date of grant.

On October 15, 2024, the Company entered into a consulting agreement with a third party for business development services in the PRC for a period of one year. Pursuant to the agreement, the Company shall pay a cash fee of $30,000 and issue 400,000 ordinary shares to the third party. The fair value of the 400,000 ordinary shares was $213,200, estimated based on the Company’s share price at the date of grant.

On October 15, 2024, the Company entered into a consulting agreement with a third party for business development services for assisting the Company in initiating the onboard carbon capture business for a period of one year. Pursuant to the agreement, the Company shall pay 1,500,000 ordinary Shares to the third party with fair value of $799,500 estimated based on the Company’s share price at the date of grant.

On October 15, 2024, the Company entered into a consulting agreement with a third party for business development services for assisting the company in initiating the onboard carbon capture business for a period of three years. Pursuant to the agreement, the Company shall pay 2,600,000 ordinary shares to the third party with fair value of $1,385,800 estimated based on the Company’s share price at the date of grant.

On October 21, 2024, the Company entered into a consulting agreement with a third party for investor relations advisory services for a period of three years. Pursuant to the agreement, the Company shall pay 4,000,000 Ordinary shares to the third party with fair value of $2,132,000 estimated based on the Company’s share price at the date of grant.

For the year ended October 31, 2024, the Company recorded consulting expenses of $1,200,562 for the above agreements. As of October 31, 2024, the unrecognized expense related to shares issued for consulting services amounted to $5,785,899.

Warrants

The Company issued 24,045,181 September 2024 Warrants in connection with September 2024 Note financing (See Note 8). Based on the valuation report conducted by an independent valuation firm, no residual value was allocated to the fair value of these freestanding warrants. The September 2024 Warrants have a term of five years with an exercise price $0.166 per share, subject to adjustment. The proceeds from this financing were for working capital purposes.

A summary of warrants activity was as follows:

		Weighted average	Weighted
	Number of	exercise price	average life	Expiration
	warrants	per hare	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- September 2024 Warrants issued in connection with the September Note	24,045,181	0.166	5.0 years	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	24,045,181	0.166	4.9 years

2022 Incentive Plan

The Company has adopted the 2022 Share Incentive Plan (the “2022 Plan”), which provides for the issuance of up to an aggregate of 3,349,520 of its Ordinary Shares. The 2022 Plan permits the award of options, share appreciation rights, rights to dividends and dividend equivalent rights, restricted shares and restricted share units and other rights or benefits under the 2022 Plan. No awards were granted under the 2022 Plan as of October 31, 2024.

Dividends

During the year ended October 31, 2022, the Group’s subsidiaries declared and paid total dividends of $16,952,502, of which the shareholders of Caravelle Group received $8,289,902 and the non-controlling shareholder received $8,662,600.

On December 30, 2022, the Group’s 61% owned subsidiary - Topsheen Shipping declared dividends of $2,000,000, of which Topsheen Samoa received $1,220,000 and a non-controlling shareholder of Topsheen Shipping received $780,000. On January 31, 2023, Topsheen Samoa declared dividends of $1,220,000, of which a non-controlling shareholder received $122,000.

For the year ended October 31, 2023, the Group declared and paid a total of $902,000 in dividends to non-controlling interest shareholders. The dividends paid by the Group’s subsidiaries were based on the related subsidiary’s historical performance and earnings at the time of the dividend declaration.